Geographic Information	12 Months Ended
Dec. 31, 2023
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 16: - GEOGRAPHIC INFORMATION

Financial information is available for evaluation by the chief operating decision maker, the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment. Operating segments are defined as components of an enterprise in which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance.

The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2022	2023

Domestic (Israel)	$10,982	$17,646
United States	1,759	3,029
Japan	541	486

Total property and equipment, net and right-of-use assets	$13,281	$21,161

Property and equipment, net is attributed to the geographic location in which it is located.